Organization and Principal Activities - Summary of Results of Operations and Cash Flows of VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Variable Interest Entity [Line Items]
Cost of revenues	¥ (92,393)	$ (14,498)	¥ (265,436)	¥ (649,596)
Net loss	(140,584)	(22,060)	(225,075)	(109,841)
Net cash provided by operating activities	(76,650)	(12,027)	75,810	(25,758)
Net cash used in investing activities	26,442	4,150	(144,415)	(88,966)
Net cash provided by/(used in) financing activities	(54,520)	(8,556)	315	(33,883)
VIE
Variable Interest Entity [Line Items]
Revenues	351,243	55,118	465,066	900,454
Cost of revenues	(83,259)	(13,065)	(248,637)	(628,109)
Net loss	(100,782)	(15,815)	(173,865)	(95,829)
Net cash provided by operating activities	68,336	10,723	168,971	16,059
Net cash used in investing activities	(186)	(29)	(108,450)	(34,451)
Net cash provided by/(used in) financing activities	¥ 30,000	$ 4,708	¥ (156,124)	¥ 197,943